UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smart Portfolios, LLC
Address: 17865 Ballinger Way NE

         Seattle, WA  98155-4234

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Thompson
Title:     Chief Operating Officer
Phone:     (206)-686-4840

Signature, Place, and Date of Signing:

     /s/  Ron Thompson     Seattle, WA     February 16, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $152,972 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares iBoxx $ Invest Grade C ETF              464287457     1892    22526 SH       SOLE                                      22526
PowerShares Preferred          ETF              73936T565      203    14349 SH       SOLE                                      14349
PowerShares QQQ                ETF              73935A104      217     3980 SH       SOLE                                       3980
RevenueShares Large Cap        ETF              761396100      364    15387 SH       SOLE                                      15387
SPDR S&P MidCap 400 ETF        ETF              78467Y107     5242    31833 SH       SOLE                     9839             21994
Vanguard Dividend Appreciation ETF              921908844      359     6824 SH       SOLE                                       6824
iShares Russell 2000 Growth In ETF              464287648     8681    99303 SH       SOLE                    30828             68475
iShares Russell 2000 Index     ETF              464287655      222     2832 SH       SOLE                                       2832
iShares Russell 2000 Value Ind ETF              464287630    10473   147323 SH       SOLE                    45688            101635
iShares Russell Midcap Growth  ETF              464287481     9647   170420 SH       SOLE                    56252            114168
iShares Russell Midcap Value I ETF              464287473     8728   193905 SH       SOLE                    59485            134420
iShares S&P SmallCap 600 Value ETF              464287879      227     3162 SH       SOLE                                       3162
Claymore/SWM Canadian Energy I ETF              18383Q606      450    22318 SH       SOLE                                      22318
Market Vectors Russia ETF      ETF              57060U506     9724   256491 SH       SOLE                    85681            170810
iShares MSCI Canada Index      ETF              464286509     6270   202262 SH       SOLE                    62355            139907
iShares MSCI Mexico Investable ETF              464286822      222     3587 SH       SOLE                                       3587
iShares MSCI South Korea Index ETF              464286772     4689    76632 SH       SOLE                    27346             49286
Vanguard REIT Index ETF        ETF              922908553     6157   111204 SH       SOLE                    34102             77102
iShares Cohen & Steers Realty  ETF              464287564     5295    80575 SH       SOLE                    24726             55849
Market Vectors Coal ETF        ETF              57060U837     8050   170406 SH       SOLE                    52272            118134
PowerShares DB Agriculture     ETF              73936B408     4013   124040 SH       SOLE                    33983             90057
PowerShares DB Energy          ETF              73936B101      268     9955 SH       SOLE                                       9955
PowerShares DB Precious Metals ETF              73936B200      370     7140 SH       SOLE                                       7140
United States Natural Gas      ETF              912318102     7463  1245607 SH       SOLE                   381550            864057
iPath Dow Jones-AIG Commodity  ETF              06738C778      371     7551 SH       SOLE                                       7551
iShares Dow Jones US Basic Mat ETF              464287838     9090   117346 SH       SOLE                    34887             82459
iShares Silver Trust           ETF              46428Q109     9204   304966 SH       SOLE                    93622            211344
Energy Select Sector SPDR      ETF              81369Y506     7883   115495 SH       SOLE                    40048             75447
Industrial Select Sector SPDR  ETF              81369Y704     8785   251931 SH       SOLE                    77872            174059
Materials Select Sector SPDR   ETF              81369Y100    10577   275376 SH       SOLE                    84488            190888
PowerShares DB US Dollar Index ETF              73936D107     7624   335722 SH       SOLE                   102753            232969
ProShares UltraShort 20+ Year  ETF              74347R297      214     5772 SH       SOLE                                       5772